AFA MULTI-MANAGER CREDIT FUND

Schedule of Investments

July 31, 2022

(Unaudited)

	Geographic Region	Acquisition Date	Redemption Frequency	Notice Period (Days)	Cost	Fair Value	Percent of Net Assets
Investments in Investment Funds
Primary Investment Funds
Commercial Real Estate Bridge Lending (21.77%)
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	N/A	90	$8,900,000	$8,952,665	21.77%
Diversified Asset-Based Lending (23.31%)
OHPC LP(a)(b)	North America	April, 2022	Quarterly	90	9,500,000	9,589,206	23.31%
Financial Asset Based Lending (1.38%)
CoVenture Credit Opportunities Partners Fund LP(a)(b)	North America	July, 2022	Quarterly	90	569,138	569,327	1.38%
Ginnie Mae Early Buyout (4.87%)
Lynx EBO Fund II(B) SP(a)(b)	North America	October, 2021	N/A	N/A	2,100,000	2,003,193	4.87%
Opportunistic Real Estate Lending (9.73%)
Mavik Real Estate Special Opportunities Fund, LP(a)(b)	North America	July, 2022	Quarterly	60	3,986,473	4,001,559	9.73%
Portfolio Finance (12.20%)
HCM U.S. Feeder, LP(a)(b)	North America	July, 2022	Quarterly	60	5,000,000	5,017,489	12.20%
Residential Real Estate Development Lending (17.00%)
1 Sharpe Income ADV LP(a)(b)	North America	July, 2021	Semi-Annual	90	6,700,000	6,991,314	17.00%
Structured Credit (14.38%)
Brigade Structured Credit Fund LP(a)(b)	North America	July, 2021	Quarterly	60	2,400,000	2,291,842	5.57%
Serone Multi-Strategy Credit U.S. Feeder LP(a)(b)	North America	September, 2021	Monthly	60	3,900,000	3,623,686	8.81%
Total Primary Investments (Cost $43,055,611) (104.64%)					43,055,611	43,040,281
Total Investments in Investment Funds (Cost $43,055,611) (104.64%)					43,055,611	43,040,281

Short-Term Investments
Money Market Fund (3.77%)
Fidelity Colchester Street Trust - Treasury Portfolio - Class I, 0.91%, 1,549,888 Shares(c)					1,549,888	1,549,888	3.77%
Total Short-Term Investments (Cost $1,549,888) (3.77%)					1,549,888	1,549,888

Total Investments (Cost $44,605,499) (108.41%)						$44,590,169
Liabilities less other assets (-8.41%)						(3,458,141)
Net Assets - 100.00%						$41,132,028

[a]	Investment Funds are restricted as to resale.

[b]	Non-income producing.

[c]	The rate quoted is the annualized seven-day yield of the fund at the period end.